Property, Plant and Equipment	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Land and Land Improvements	Buildings and Leasehold Improvements	Equipment	Computers	Construction in Progress	Total
Cost
As of December 31, 2025	$92	$7,797	$24,387	$465	$480	$33,221
Additions	—	—	6	1	537	544
Acquisitions and other	—	—	1	1	—	2
Transfers from construction in progress	—	87	198	1	(286)	—
Disposals	—	(2)	(223)	(2)	—	(227)
Effect of exchange rate changes	—	(2)	(14)	—	—	(16)
As of September 30, 2026	$92	$7,880	$24,355	$466	$731	$33,524

Accumulated Depreciation
As of December 31, 2025	$32	$5,256	$20,261	$439	$10	$25,998
Additions	1	175	590	10	—	776
Disposals	—	(2)	(221)	(2)	—	(225)
Effect of exchange rate changes	—	(1)	(11)	—	—	(12)
As of September 30, 2026	$33	$5,428	$20,619	$447	$10	$26,537
Net book value as of September 30, 2026	$59	$2,452	$3,736	$19	$721	$6,987
For the three months ended September 30, 2026 and 2025, depreciation expense of property, plant and equipment was $269 million and $267 million, respectively. For the nine months ended September 30, 2026 and 2025, depreciation expense was $776 million and $869 million, respectively.
Capital expenditures associated with government grants receivable were $193 million for the nine months ended September 30, 2026.